UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23396

Rimrock Funds Trust

(Exact name of registrant as specified in charter)

100 Innovation Drive, Suite 200

Irvine, California 92617

(Address of principal executive offices) (Zip code)

Robert S. De Leon, Esquire

Rimrock Capital Management, LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

(Name and address of agent for service)

Copy to:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Registrant's telephone number, including area code: (949) 381-7800

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

__________________________________________________________

RIMROCK CORE BOND FUND

SEMI-ANNUAL REPORT

November 30, 2019

__________________________________________________________

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-613-4924 or 312-557-1402. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary.

This report is submitted for the general information of the Shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

RIMROCK CORE BOND FUND

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

10	NOTES TO THE FINANCIAL STATEMENTS

17	FUND EXPENSES

18	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

RIMROCK CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2019 (UNAUDITED)

ASSETS:
Investments, at value (Cost $5,134,754)	$5,226,060
Interest income receivable	37,723
Receivable for securities sold	52,125
Prepaid and other assets	78,378
Total Assets	5,394,286
LIABILITIES:
Payable for securities purchased	1,568
Investments advisory fees	1,304
Payable for when-issued securities	50,000
Distributions payable to shareholders	14
Accrued other liabilities	24,594
Total Liabilities	77,480
Net Assets	$5,316,806
ANALYSIS OF NET ASSETS:
Capital stock	$5,199,085
Distributable Earnings	117,721
Net Assets	$5,316,806
Shares Outstanding ($.0001 par value, unlimited authorization):	520,386
Net Asset Value, Redemption and Offering Price Per Share:	$10.22

See Notes to the Financial Statements.

RIMROCK CORE BOND FUND

STATEMENT OF OPERATIONS	FOR THE PERIOD FROM JUNE 28, 2019 TO NOVEMBER 30, 2019 (UNAUDITED)[1]

INVESTMENT INCOME:
Interest income	$75,998
Total investment income	75,998
EXPENSES:
Investment advisory fees	6,466
Administration fees	4,209
Custody fees	2,026
Accounting fees	1,293
Transfer Agent fees	431
Printing fees	4,553
Audit fees	4,553
Tax fees	2,961
Legal fees	32,584
12b-1 Distribution fees	5,388
Trustee fees and expenses	30,054
Other expenses	3,599
Total Expenses	98,117
Less expenses reimbursed by investment adviser	(84,107)
Net Expenses	14,010
Net investment income	61,988
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	25,567
Net change in unrealized appreciation (depreciation) on:
Investments	91,306
Net Gains	116,873
Net Increase in Net Assets Resulting from Operations	$178,861

[1]	Fund commenced operations on June 28, 2019

See Notes to the Financial Statements.

RIMROCK CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS	FOR THE PERIOD FROM JUNE 28, 2019 TO NOVEMBER 30, 2019 (UNAUDITED)[1]

2019
OPERATIONS:
Net investment income	$61,988
Net realized gains	25,567
Net change in unrealized appreciation	91,306
Net Increase in Net Assets Resulting from Operations	178,861
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	5,199,085
Net Increase in Net Assets Resulting from Capital Share Transactions	5,199,085
DISTRIBUTIONS PAID:
From net investment income	(61,140)
Total Distributions Paid	(61,140)
Total Increase in Net Assets	5,316,806
NET ASSETS:
Beginning of period	—
End of period	$5,316,806

[1]	Fund commenced operations on June 28, 2019

See Notes to the Financial Statements.

RIMROCK CORE BOND FUND

FINANCIAL HIGHLIGHTS

PERIOD ENDED
NOV 30, 2019
(UNAUDITED)[1]
Net Asset Value, Beginning of Period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.12
Net realized and unrealized gain	0.22
Total from Investment Operations	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)
Net Asset Value, End of Period	$10.22
Total Return[3]	3.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,317
Ratio to average net assets of:[4]
Expenses, net of reimbursements and credits	0.65%
Expenses, before reimbursements and credits	4.55%
Net investment income, net of reimbursements and credits	2.88%
Net investment income, before reimbursements and credits	(1.02%)
Portfolio Turnover Rate	129.45%

[1]	Fund commenced operations on June 28, 2019

[2]	Net investment income per share was calculated using the average shares outstanding method.

[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See Notes to the Financial Statements.

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	NOVEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS – 10.8%
Communications – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	2,000	2,032
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 3/30/29	35,000	39,432
Comcast Corp., 4.15%, 10/15/28	35,000	39,457
		80,921
Energy – 1.4%
Enterprise Products Operating LLC, 3.13%, 7/31/29	35,000	35,626
Kinder Morgan, Inc., 4.30%, 3/1/28	35,000	37,932
		73,558
Healthcare – 2.2%
Centene Corp., 5.38%, 6/1/26	35,000	37,144
HCA, Inc., 5.88%, 5/1/23	35,000	38,588
UnitedHealth Group, Inc., 4.45%, 12/15/48	35,000	41,957
		117,689
Industrial – 0.7%
Colfax Corp., 6.00%, 2/15/24	35,000	37,100
Media/Leisure – 1.8%
Activision Blizzard, Inc., 3.40%, 6/15/27	35,000	36,638
4.50%, 6/15/47	15,000	16,999
Fox Corp., 4.71%, 1/25/29	35,000	39,721
		93,358
Technology – 0.7%
Equinix, Inc., 5.38%, 5/15/27	35,000	37,931
Utilities – 2.5%
Edison International, 4.13%, 3/15/28	10,000	10,110
Florida Power & Light Co., 3.15%, 10/1/49	35,000	35,670
	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS - 10.8% continued
Utilities – 2.5% continued
San Diego Gas & Electric Co., 4.10%, 6/15/49	35,000	39,065
Sempra Energy, 3.80%, 2/1/38	10,000	10,304
Southern California Edison Co., 3.65%, 3/1/28	35,000	37,173
		132,322
Total Corporate Bonds
(Cost $563,248)		$572,879

COMMERICAL MORTGAGE BACKED SECURITIES – 18.2%
Government Agency - Interest Only – 10.9%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class X1, 1.02%, 6/25/29(1) (2)	2,699,411	194,351
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class X1, 1.06%, 4/25/34(1) (2)	2,098,884	196,387
Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.10%, 1/25/31(1) (2)	2,390,568	192,293
		583,031
Non Agency – 1.0%
GS Mortgage Securities Trust, Series 2010-C1, Class A1, 3.68%, 8/10/43	16,821	16,818
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.05%, 4/15/47	4,942	4,970
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A2, 3.01%, 8/15/48	30,000	30,065
		51,853
Non Agency - Interest Only – 6.3%
GS Mortgage Securities Trust, Series 2013-GC13, Class XA, 0.11%, 7/10/46(1) (2)	26,844,117	84,290
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.92%, 7/10/48(1) (2)	3,756,080	127,381

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	NOVEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
COMMERICAL MORTGAGE BACKED SECURITIES - 18.2% continued
Non Agency - Interest Only – 6.3% continued
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.36%, 10/10/49(1) (2)	656,460	41,857
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 1.18%, 10/15/48(1) (2)	1,710,408	81,133
		334,661
Total Commerical Mortgage Backed Securities
(Cost $958,576)		$969,545

RESIDENTIAL MORTGAGE BACKED SECURITIES – 58.1%
Government Agency – 22.9%
Fannie Mae REMIC, Series 2001-29, Class Z, 6.50%, 7/25/31	57,477	64,809
Fannie Mae REMIC, Series 2003-58, Class M, 3.50%, 7/25/33	22,944	24,002
Fannie Mae REMIC, Series 2005-68, Class PG, 5.50%, 8/25/35	60,026	66,331
Fannie Mae REMIC, Series 2006-77, Class PC, 6.50%, 8/25/36	44,867	50,534
Fannie Mae REMIC, Series 2007-22, Class PA, 5.50%, 3/25/37	6,387	6,798
Fannie Mae REMIC, Series 2008-46, Class JA, 4.50%, 5/25/38	45,153	48,298
Fannie Mae REMIC, Series 2011-146, Class LX, 3.50%, 10/25/40	190,000	198,543
Fannie Mae REMIC, Series 2013-113, Class HA, 3.00%, 11/25/31	2,037	2,083
Fannie Mae REMIC, Series 2013-13, Class MA, 4.00%, 1/25/43	167,274	176,012
Fannie Mae REMIC, Series 2016-95, Class LZ, 2.50%, 12/25/46	134,725	123,071
Fannie Mae REMIC, Series 2019-42, Class ZL, 3.00%, 8/25/49	197,967	193,971
Freddie Mac REMIC, Series 2326, Class ZP, 6.50%, 6/15/31	30,521	33,941
Freddie Mac REMIC, Series 2653, Class SC, (Floating, 6.80% - ICE LIBOR USD 1M, 4.00% Floor, 6.80% Cap), 5.91%, 7/15/33(1)	39,319	42,975
Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	40,617	40,985
Freddie Mac REMIC, Series 3948, Class AD, 2.00%, 10/15/21	14,203	14,175
Freddie Mac REMIC, Series 4120, Class QB, 1.50%, 10/15/42	16,829	16,607
	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 58.1% continued
Government Agency – 22.9% continued
Freddie Mac REMIC, Series 4286, Class DA, 3.50%, 10/15/30	91,940	95,620
Government National Mortgage Association, Series 2010-151, Class DQ, 4.00%, 3/20/38	16,634	16,655

		1,215,410
Government Agency - Interest Only – 5.5%
Fannie Mae REMIC, Series 2004-64, Class SW, (Floating, 7.05% - ICE LIBOR USD 1M, 7.05% Cap), 5.34%, 8/25/34(1)	62,070	11,736
Fannie Mae REMIC, Series 2005-12, Class SC, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 5.04%, 3/25/35(1)	84,842	13,443
Fannie Mae REMIC, Series 2012-70, Class YS, (Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.94%, 2/25/41(1)	38,424	3,068
Fannie Mae REMIC, Series 2013-103, Class SK, (Floating, 5.92% - ICE LIBOR USD 1M, 5.92% Cap), 4.21%, 10/25/43(1)	72,258	14,738
Fannie Mae REMIC, Series 2016-105, Class SA, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 4.29%, 1/25/47(1)	61,387	11,323
Fannie Mae REMIC, Series 2016-74, Class GS, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 4.29%, 10/25/46(1)	69,546	14,539
Freddie Mac REMIC, Series 2922, Class SE, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 4.98%, 2/15/35(1)	62,332	9,885
Freddie Mac REMIC, Series 2981, Class SU, (Floating, 7.80% - ICE LIBOR USD 1M, 7.80% Cap), 6.03%, 5/15/30(1)	57,993	9,468
Freddie Mac REMIC, Series 3308, Class S, (Floating, 7.20% - ICE LIBOR USD 1M, 7.20% Cap), 5.43%, 3/15/32(1)	52,945	7,771
Freddie Mac REMIC, Series 4106, Class EI, 3.50%, 4/15/41	244,646	22,118
Freddie Mac REMIC, Series 4150, Class DI, 3.00%, 1/15/43	530,467	47,318
Freddie Mac REMIC, Series 4194, Class BI, 3.50%, 4/15/43	79,594	11,468

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	NOVEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 58.1% continued
Government Agency - Interest Only – 5.5% continued
Freddie Mac REMIC, Series 4363, Class TI, 2.31%, 10/15/39(1) (2)	355,783	20,293
Freddie Mac REMIC, Series 4415, Class IO, 2.09%, 4/15/41(1) (2)	48,930	2,709
Government National Mortgage Association, Series 2010-42, Class BS, (Floating, 6.48% - ICE LIBOR USD 1M, 6.48% Cap), 4.76%, 4/20/40(1)	21,271	4,181
Government National Mortgage Association, Series 2013-133, Class PI, 5.00%, 2/16/37	115,550	15,350
Government National Mortgage Association, Series 2015-168, Class SD, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 4.48%, 11/20/45(1)	300,368	53,310
Government National Mortgage Association, Series 2016-160, Class GS, (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 4.38%, 11/20/46(1)	103,432	21,959
		294,677
Non Agency – 29.7%
Banc of America Mortgage Trust, Series 2003-H, Class 3A1, 4.32%, 9/25/33(1) (2)	103,294	104,946
Bear Stearns ALT-A Trust, Series 2004-1, Class 2A2, 4.18%, 2/25/34(1) (2)	74,132	75,393
Bear Stearns ARM Trust, Series 2003-6, Class 1A2, 4.18%, 8/25/33(1) (2)	94,683	95,490
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A3, 3.85%, 11/25/34(1) (2)	67,145	67,663
CHL Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 3.82%, 6/20/34(1) (2)	75,882	75,867
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5, (Step to 4.87% on 01/25/20), 5.68%, 4/25/35(3)	124,451	124,890
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 4.06%, 11/25/32(1) (2)	117,283	118,037
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 4.34%, 4/25/33(1) (2)	45,819	45,906
	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 58.1% continued
Non Agency – 29.7% continued
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2A1, 4.21%, 9/25/34(1) (2)	65,255	65,727
CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-AR24, Class 2A4, 4.60%, 10/25/33(1) (2)	100,243	101,875
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.05%, 3/25/35(1) (2)	104,228	106,020
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 4.41%, 7/25/35(1) (2)	89,411	91,421
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A, 4.14%, 5/25/33(1) (2)	117,755	120,056
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1, (Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor), 1.84%, 7/25/36(1)	117,378	115,097
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class 7A, 4.52%, 9/25/33(1) (2)	97,051	99,631
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 4.97%, 7/25/34(1) (2)	69,733	69,732
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 4.97%, 7/25/34(1) (2)	104,134	104,133
		1,581,884
Total Residential Mortgage Backed Securities
(Cost $3,013,338)		$3,091,971

OTHER STRUCTURED PRODUCTS – 1.9%
CLO / CDO – 1.9%
Garrison Funding L.P., Series 2018-1A, Class A1T, (Floating, ICE LIBOR USD 3M + 1.45%), 3.61%, 3/20/27(1)	100,000	99,652
Total Other Structured Products
(Cost $99,369)		$99,652

U.S. GOVERNMENT OBLIGATIONS – 8.1%
U.S. Treasury Notes – 8.1%
1.63%, 10/31/26	130,000	129,101

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	NOVEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
U.S. GOVERNMENT OBLIGATIONS - 8.1% continued
U.S. Treasury Notes – 8.1% continued
1.63%, 8/15/29	150,000	147,773
2.25%, 8/15/49	150,000	151,430
		428,304
Total U.S. Government Obligations
(Cost $436,514)		$428,304

	NUMBER	VALUE
	OF SHARES	(IN USD)
SHORT TERM INVESTMENT FUND – 1.2%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 1.55%(4)	63,709	63,709
Total Short Term Investment Fund
(Cost $63,709)		$63,709

Total Investments – 98.3%
(Cost $5,134,754)		$5,226,060
Other Assets less Liabilities – 1.7%		90,746
NET ASSETS – 100.0%		$5,316,806

(1)	Variable rate security. Rate as of November 30, 2019 is disclosed.
(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Step coupon bond. Rate as of November 30, 2019 is disclosed.
(4)	7-day current yield as of November 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CDO - Collaterlized Debt Obligation

CLO - Collateralized Loan Obligation

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

Percentages shown are based on Net Assets.

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	1.2%
AAA	59.9
AA	10.5
A	10.7
BBB	14.0
BB	3.7
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of November 30, 2019:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate bonds(1)	$—	$572,879	$—	$572,879
Commerical Mortgage Backed Securities(1)	—	969,545	—	969,545
Residential Mortgage Backed Securities(1)	—	3,091,971	—	3,091,971
Other Structured Products(1)	—	99,652	—	99,652
U.S. Government Obligations(1)	428,304	—	—	428,304
Short Term Investment Fund	63,709	—	—	63,709
Total	$492,013	$4,734,047	$—	$5,226,060

(1)	Classifications as defined in the Schedule of Investments.

RIMROCK CORE BOND FUND

NOTES TO THE FINANCIAL STATEMENTS	NOVEMBER 30, 2019 (UNAUDITED)

1. ORGANIZATION

Rimrock Funds Trust (the “Trust”) is an open-end management investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 2, 2018. The Trust’s Agreement and Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of portfolios. Currently, the Trust offers one class of shares in the Rimrock Core Bond Fund (the “Fund”) which is a separate series of the Trust. The Fund is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Rimrock Capital Management LLC (the “Adviser” or “Rimrock Capital”) serves as investment manager to the Fund. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, fund accountant, and custodian for the Fund. During the period DLX Financial Group, LLC was the distributor of the shares of the Funds (the “Distributor”).

2. SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies adopted and consistently followed in the preparation of the Fund’s financial statements are set out below:

A)  BASIS OF PREPARATION The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

B)  USE OF ESTIMATES The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of management of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of unlisted derivative instruments require the use of a number of market based assumptions.

C)  DETERMINATION OF THE NET ASSET VALUE The net asset value (“NAV”) of the Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

D)  INVESTMENT VALUATION The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available are valued at fair value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Trustees (the “Board”). Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. In addition, the Fund’s Fair Value Committee, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Fund’s approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and ask price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV.

E) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded at the trade date. The Fund determines the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available and known to Fund’s management. Expenses are recorded on an accrual basis. The Fund is charged for those expenses that are directly attributable to the Fund.

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NOTES TO THE FINANCIAL STATEMENTS continued

F)  INDEMNIFICATIONS Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.

G)  ORGANIZATION AND OFFERING COSTS Organization costs are expensed as incurred. Offering costs are amortized for a period of twelve months upon inception of the Fund.

H)  WHEN-ISSUED/DELAYED DELIVERY SECURITIES The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Fund identifies securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at November 30, 2019, if any, are noted in the Schedule of Investments and in aggregate as Payable for when-issued securities, in the Statement of Assets and Liabilities.

3. INVESTMENT TYPES

The Fund may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Fund’s investment policies.

CASH HOLDINGS

The Fund sweeps uninvested cash into a money market fund disclosed on the Schedule of Investments.

FIXED INCOME SECURITIES

The Fund may invest in fixed income securities. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund’s NAV. Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund’s shares. Further details on fixed income securities are disclosed in the Fund’s Statement of Additional Information (the “SAI”).

CORPORATE DEBT SECURITIES

The Fund may invest in corporate debt securities. The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

HIGH YIELD SECURITIES (“JUNK BONDS”) AND SECURITIES OF DISTRESSED COMPANIES

Investments in securities rated below investment grade that are eligible for purchase are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

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NOVEMBER 30, 2019 (UNAUDITED)

High yield and distressed company securities may not be listed on any exchange and a secondary market for such securities may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in high yield and distressed company securities may involve greater costs than transactions in more actively traded securities, which could adversely affect the price at which the Fund could sell a high yield or distressed company security, and could adversely affect the daily NAV of the shares.

The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting debt securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by the Fund, the Fund may retain the security if the Adviser deems it in the best interest of shareholders.

MONEY MARKET INSTRUMENTS

The Fund may invest in money market instruments. These instruments include, but are not limited to U.S. Government Securities, Bank Obligations, Eurodollar Certificates of Deposit, Obligations of Savings Institutions, Fully Insured Certificates of Deposit, Commercial Paper, Money Market Mutual Funds, and Other Short-Term Obligations.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The Fund may invest in mortgage-related securities and asset-backed securities including mortgage pass-through securities, agency mortgage-related securities, privately issued mortgage-related securities, collateralized mortgage obligations, commercial mortgage-backed securities, other mortgage-related securities, adjustable rate mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks and others. The Fund also may invest in debt securities which are secured with collateral consisting of mortgage-related securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

The Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Fund as illiquid investments, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for transactions under Rule 144A of The Securities Act of 1933, as amended (the “1933 Act”). In addition to the normal risks associated with fixed income securities discussed elsewhere in the Fund’s SAI and the Prospectus (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRIPPED MORTGAGE-BACKED SECURITIES (“SMBS”)

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the

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NOTES TO THE FINANCIAL STATEMENTS continued

mortgage assets, while the other class will receive most of the interest and the remainder of the principal. For example, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as securities issued by members of the Farm Credit System, are supported only by the credit of the agency, instrumentality or corporation. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

VARIABLE AND FLOATING RATE SECURITIES

The Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically monthly. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. To the extent permitted by the Fund’s investment objective and general investment policies, the Fund may invest in residual interest bonds without limitation. The term “residual interest bonds” generally includes tender option bond trust residual interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

4. PRINCIPAL RISKS

See below for a summary description of select principal risks. A discussion of the principal risks of investing in the Fund is included in the Fund’s prospectus and SAI.

FIXED INCOME SECURITIES RISK

Call Risk – The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons, including if there are declining interest rates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities or securities with greater credit risks.

Credit Risk – The risk that an issuer of a fixed income security, or a counterparty to a derivative contract, is unable or unwilling to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might decrease, and/or the Fund could lose the entire amount of its investment.

Extension Risk – The risk that if interest rates rise, prepayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-backed securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.

Interest Rate Risk – The risk that fixed income securities will decline in value because of an increase in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

MARKET RISK

The risk that the value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. Additionally, the prices of securities in which the Fund invests are affected by the economy. The value of the Fund’s investments may

RIMROCK CORE BOND FUND

NOVEMBER 30, 2019 (UNAUDITED)

decline in tandem with a drop in the overall value of the stock or bond markets based on negative developments in the U.S. and global economies.

5. FAIR VALUE MEASUREMENTS

U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. Government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. To the extent these securities are actively traded and valuation adjustments are not applied, they are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE Close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy.

With respect to any portion of the Fund’s assets that are invested in one or more open-ended investment management companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end investment management companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and sufficient credit quality are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include private equity and real estate investments, certain loan agreements, less-liquid corporate debt securities (including distressed debt instruments) and certain collateralized debt obligations. Also included in this category are options, government and sovereign obligations, government agency securities and corporate bonds for which independent broker prices are used and information relating to the inputs of the price models is currently unavailable.

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NOTES TO THE FINANCIAL STATEMENTS continued

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the period from June 28, 2019 (commencement of operations date) to November 30, 2019 were as follows:

			SHARES FROM	PROCEEDS FROM		PAYMENTS FOR	NET INCREASE/	NET INCREASE/
		PROCEEDS FROM	REINVESTED	REINVESTMENT	SHARES	SHARES	(DECREASE) IN	(DECREASE) IN
Fund	SHARES SOLD	SHARES SOLD	DISTRIBUTIONS	OF DISTRIBUTIONS	REDEEMED	REDEEMED	SHARES	NET ASSETS
Rimrock Core Bond Fund	514,410	$5,138,000	5,976	$61,085	-	$ -	520,386	$5,199,085

7. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,762,487 and $6,644,835 respectively, for the period from June 28, 2019 (commencement of operations date) to November 30, 2019, of which $8,345,996 and $5,862,713, respectively were U.S. Government securities.

At November 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

		NET	COST
UNREALIZED	UNREALIZED	APPRECIATION	BASIS OF
APPRECIATION	DEPRECATION	(DEPRECIATION)	INVESTMENTS
$108,907	$(17,601)	$91,306	$5,134,754

8. FEDERAL INCOME TAXES

No provision for U.S. federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Fund’s financial statements. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Fund analyzes all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the statute of limitations in each jurisdiction. The Fund has no examinations by tax authorities in progress. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

9. DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional shares unless otherwise indicated.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Fund may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on the Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

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NOVEMBER 30, 2019 (UNAUDITED)

10. RELATED PARTIES

INVESTMENT ADVISORY FEES

The Fund has an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser with whom certain officers and directors of the Fund are affiliated, to furnish investment management services to the Fund. Under the terms of the Advisory Agreement, the Fund pays an annual advisory fee of 0.30% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, and other non-routine expenses not incurred in the ordinary course of the Fund’s business (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily net assets until June 30, 2021 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (other than excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment (less any reimbursement previously paid) if at any point total annual Fund operating expenses (other than excluded expenses) are below the expense cap at the time of both (i) such fee waiver or reimbursement and (ii) the recoupment. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety days’ prior written notice to the Trust, effective as of the close of business on June 30, 2021. The total amounts subject to recovery in future fiscal years are show below:

	2020	2021	2022
Rimrock Core Bond Fund	$84,107	$0	$0

DISTRIBUTION AND SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Fund may pay the Distributor annual fees (“12b-1 fees”) of up to 0.25% of the Fund’s average daily net assets attributable to its capital shares in consideration for distribution and shareholder services and the assumption of related expenses.

CONCENTRATION OF OWNERSHIP

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

At November 30, 2019, approximately 98% of the shares issued by the Fund were owned by the Adviser or Adviser-related shareholders.

11. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATIONS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium, shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure other than the below.

On November 6, 2019 the Board of Trustees of the Trust approved a Distribution Agreement between the Trust and Foreside Financial Services, LLC (“Foreside”). Effective January 1, 2020 Foreside serves as the Fund’s distributor.

RIMROCK CORE BOND FUND

FUND EXPENSES	NOVEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Rimrock Core Bond Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 28, 2019 (commencement of operations date) through November 30, 2019.

1. ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/28/2019 (Commencement of Operations Date)-11/30/19” to estimate the expenses you paid on your account during this period.

2. HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		BEGINNING	ENDING	EXPENSES
		ACCOUNT	ACCOUNT	PAID**
	EXPENSE	VALUE	VALUE	6/28/2019-
SHARES	RATIO	6/28/2019*	11/30/2019	11/30/2019
Actual	0.65%	$1,000.00	$1,033.00	$2.81
Hypothetical	0.65%	$1,000.00	$ 1,018.47	$2.79

*	Fund commenced operations on June 28, 2019.
**	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the period from June 28,2019 (commencement of operations date) to November 30, 2019. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 155/365.

RIMROCK CORE BOND FUND

ADVISORY AGREEMENT APPROVAL BOARD CONSIDERATIONS DISCLOSURE

The Trust and Rimrock Capital have entered into an investment advisory agreement (the “Investment Advisory Agreement”), pursuant to which Rimrock Capital is responsible for the investment advisory services provided to the Rimrock Core Bond Fund.

Section 15 of the 1940 Act requires that the initial approval of the Investment Advisory Agreement be specifically approved: (i) by a vote of the majority of the shareholders of the Fund; and (ii) by a vote of a majority of the Trust’s Board of Trustees who are not parties to the Investment Advisory Agreement or “interested persons” of any such party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the trustees must request and evaluate, and the adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreement. In addition, the U.S. Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, a Board meeting was held on June 26, 2019 to consider the approval of the Investment Advisory Agreement between the Trust and Rimrock Capital for an initial two-year term. In preparation for this meeting, the Board was provided with and reviewed a wide variety of materials regarding Rimrock Capital, including information about Rimrock Capital’s personnel and operations and the services proposed to be provided to the Fund pursuant to the Investment Advisory Agreement. The Board also received data from third parties and a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Investment Advisory Agreement. Finally, the Independent Trustees received advice from counsel to the Trust, were provided with the opportunity to meet in executive session outside the presence of Fund management, and participated in question and answer sessions with representatives of Rimrock Capital.

Specifically, the Board received written materials from Rimrock Capital regarding: (i) the proposed advisory fees charged by Rimrock Capital and the Fund’s overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (ii) the level of Rimrock Capital’s potential profitability from its Fund-related operations, including Fund formation and launch; (iii) Rimrock’s performance managing substantially similar investment strategies; and (iv) any potential fallout benefits that could be received by Rimrock Capital in connection with its management of the Fund.

The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreement.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by Rimrock Capital, the Trustees evaluated, among other things, Rimrock Capital’s personnel, experience, track record and compliance program. The Trustees reviewed the terms of the proposed Investment Advisory Agreement, the most recent investment adviser registration form (“Form ADV”) for Rimrock Capital, and information about the investment advisory services proposed to be provided by Rimrock Capital to the Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services that would be provided by Rimrock Capital to the Fund and the resources of Rimrock Capital and its affiliates that would be dedicated to the Fund were sufficient to support the approval of the Investment Advisory Agreement.

Performance. In determining whether to approve the Investment Advisory Agreement, the Trustees considered the investment performance of Rimrock Capital’s management of certain private funds that have an investment strategy that is substantially similar to the Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of Rimrock Capital and its investment management personnel supported approval of the Investment Advisory Agreement.

Fees. With respect to the Fund’s estimated expenses under the Investment Advisory Agreement, the Trustees considered the proposed rate of compensation called for by the Investment Advisory Agreement and the Fund’s net operating expense ratio in comparison to those of the Fund’s respective peer groups. In assessing Fund expenses, the Trustees considered the information in the report prepared by Broadridge, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees, and total annual expense ratios for the Fund and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that there was a reasonable basis for the fee level. The Trustees also considered the effects of Rimrock Capital’s and its’ affiliates waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that Rimrock Capital, through waivers, would maintain the Fund’s net operating expenses at competitive levels for its distribution channels.

Profitability. The Board considered the expected profits to be realized by Rimrock Capital in connection with the operation of the Fund, and whether the amount of profit would be a fair entrepreneurial profit for the management of the Fund. The Board also considered the Fund’s estimated operating expenses and the expected impact of any fee waivers and expense reimbursements on Rimrock Capital’s profits. The Board concluded, within the context of its full deliberations, that Rimrock Capital’s expected level of profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Fund.

RIMROCK CORE BOND FUND

ADVISORY AGREEMENT APPROVAL BOARD CONSIDERATIONS DISCLOSURE

Economies of Scale. The Board considered information regarding whether there would be economies of scale with respect to the management of the Fund, whether the Fund would appropriately benefit from any economies of scale and whether there was potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund would be passed along to the shareholders. The Board also noted that to the extent the Fund’s assets increased over time, the Fund and its shareholders should realize economics of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management resources.

Based on the Trustees’ deliberation and their evaluation of the information described above and other factors and information they believed relevant in the exercise of their reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel, unanimously approved the Investment Advisory Agreement and concluded that the compensation under the Investment Advisory Agreement is fair and reasonable in light of such services and expenses. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RIMROCK CORE BOND FUND

FOR MORE INFORMATION

1. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT). The Fund’s Forms N-Q and Forms N-PORT are available on the SEC’s web site at www.sec.gov.

2. PROXY VOTING

The Trust’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting SEC’s web site at www.sec.gov or by calling Rimrock Investor Relations at 949-381-7800.

Privacy Notice

This information is not part of the prospectus.

Maintaining the confidentiality and security of your personal financial information is very important to us at Rimrock Capital Management, LLC (“Rimrock”).

INFORMATION WE COLLECT. To provide you with superior service, we may collect several types of nonpublic personal information about you, including:

▪	Information from forms you fill out and send to us in connection with your investment in one of our funds (such as your name, address, and social security number).
▪	Information you give us verbally.
▪	Information you submit to us in correspondence, including emails.
▪	Information about the amounts you have invested in our funds (such as your initial investment and any additions to and withdrawals from your capital account).
▪	Information about any bank account you use for transfers between your bank account and your capital account in any of our funds, including information provided when effecting wire transfers.

INFORMATION WE SHARE. We do not sell your personal information and we do not disclose it to anyone except as permitted or required by law. For example, we may share information we collect about you with our independent auditors in the course of the annual audit of the fund in which you have an investment. We may share this information with our legal counsel as we deem appropriate and with regulators. Additionally, we may disclose information about you at your request (for example, by sending duplicate account statements to someone you designate), or as otherwise permitted or required by law.

INFORMATION SECURITY. Within Rimrock, access to information about you is restricted to those employees who need to know the information to service your account. Rimrock employees are trained to follow our procedures to protect your privacy and are instructed to access information about you only when they have a business reason to obtain it.

CHANGES TO OUR PRIVACY POLICY. We reserve the right to change our privacy policy in the future, but we will not disclose your nonpublic personal information as required or permitted by law without giving you an opportunity to instruct us not to.

QUESTIONS. For questions about our privacy policy, or for additional copies of this notice, please call us at (949) 381-7800 or e-mail us at ir@rimrockcapital.com.

Administrator, Custodian and Transfer Agent

The Northern Trust Company

50 South LaSalle Street
Chicago, Illinois 60603

312-630-6000

Investment Adviser

Rimrock Capital Management LLC
100 Innovation Drive, Suite 200
Irvine, California 92617

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

695 Town Center Drive, Suite 1000
Costa Mesa, California 92626

Distributor

Foreside Financial Services, LLC
3 Canal Plaza

Suite 100

Portland, Maine 04101

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street

Philadelphia, PA 19103-2921

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rimrock Funds Trust

By:	/s/ Barbara Crowell
Barbara Crowell Treasurer and Principal Financial Officer

Date:	January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Dubchansky
Scott Dubchansky President and Principal Executive Officer

Date:	January 31, 2020

By:	/s/ Barbara Crowell
Barbara Crowell Treasurer and Principal Financial Officer

Date:	January 31, 2020